Consolidated Cash Flow Statements (Parenthetical) shares in Millions, $ in Millions	1 Months Ended			3 Months Ended
	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2014 USD ($)	Jul. 31, 2018 USD ($)	Sep. 30, 2017 vessel shares	May 31, 2017 vessel
Convertible Notes due 2019 [Member]
Consolidated Cash Flow Statements [Line Items]
Repayments	$ 4.2	$ 4.2		$ 203.5
Aggregate principal amount notes issued			$ 349.0
Convertible Notes due 2022 [Member]
Consolidated Cash Flow Statements [Line Items]
Aggregate principal amount notes issued				$ 203.5
NPTI [Member]
Consolidated Cash Flow Statements [Line Items]
Common stock, shares issued (in shares) | shares					5.5
LR1 [Member] | NPTI [Member]
Consolidated Cash Flow Statements [Line Items]
Number of vessels acquired | vessel					12	12
LR2 [Member] | NPTI [Member]
Consolidated Cash Flow Statements [Line Items]
Number of vessels acquired | vessel					15	15